FILE NO. 33-11351
                                                       RULE 497(e)


                    STEINROE INVESTMENT TRUST
                     SteinRoe Prime Equities

          Supplement to Prospectus dated September 1, 1995


     Effective February 1, 1996, SteinRoe Prime Equities will be renamed Stein Roe Growth & Income Fund, with the following investment objective: "The Fund seeks to provide both growth of capital and current income."


         The Date of this Supplement is November 20, 1995